Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Schedule of trade and other receivables

	JPY (millions) As of March 31
	2020	2021
Trade receivables	¥715,159	¥788,284
Other receivables	86,297	75,604
Impairment loss allowance	(5,197)	(8,637)
Chargebacks and other allowances	(39,254)	(72,160)
Total	¥757,005	¥783,091